BMO Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

414-765-8241

July 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	BMO Funds, Inc. (Registration Nos. 333-48907; 811-58433)

Ladies and Gentlemen:

Attached for filing on behalf of BMO Funds, Inc. pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find exhibits containing interactive data that mirrors the summary information in the prospectus, which was supplemented on June 14, 2013 under Rule 497(e) (SEC Accession No. 0001193125-13-259563). This filing is being made for the sole purpose of submitting the XBRL exhibits for the applicable BMO Funds.

If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

BMO FUNDS, Inc.

/s/ Michele L. Racadio

Michele L. Racadio Secretary